Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Statement of Cash Flows [Abstract]
Net cash provided by operating activities	$ 2,479	$ 24,488
Investing activities
Additions to newbuildings	(15,343)	0
Proceeds from sale of vessels	16,852	0
Net cash provided by investing activities	1,509	0
Financing activities
Repayments of long-term debt	(16,678)	(1,800)
Distributions to shareholders	(8,566)	(20,766)
Net cash used in financing activities	(25,244)	(22,566)
Net (decrease) increase in cash and cash equivalents	(21,256)	1,922
Cash and cash equivalents at start of period	79,259	46,848
Cash and cash equivalents at end of period	$ 58,003	$ 48,770